Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Statement of Comprehensive Income [Abstract]
Net income	[1]	$ 497,840	$ 479,446	$ 354,396
Other comprehensive income (loss), net of tax
Net change in fair value of cash flow hedges	[2]	14,891	30,553	(51,116)
Net change in fair value of available-for-sale securities	[3]	(2)	1,592	(1,182)
Net actuarial (loss) gain on defined benefit plan	[4]	(680)	(1,961)	777
Other comprehensive income (loss), net of tax		14,209	30,184	(51,521)
Comprehensive income		$ 512,049	$ 509,630	$ 302,875

[1]	In fiscal years 2020, 2019 and 2018, all of the Company’s net income is attributable to Amdocs Limited as the net income attributable to the Non-controlling interests is negligible.
[2]	Net of tax (expense) benefit of $(2,371), $(2,458) and $4,482 for the fiscal years ended September 30, 2020, 2019 and 2018, respectively.
[3]	Net of immaterial amount of tax benefit for the fiscal years ended September 30, 2020, 2019 and 2018.
[4]	Net of tax (expense) benefit of $(11), $1,080 and $(254) for the fiscal years ended September 30, 2020, 2019 and 2018, respectively.